Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	FIRST EAGLE FUNDS
Entity Central Index Key	0000906352
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 26, 2024
Document Effective Date	Mar. 01, 2024
Prospectus Date	Mar. 01, 2024